Actuarial Assumptions Used to Determine Benefit Obligations of Pension and Other Post-Employment Plans (Detail)	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Weighted-average assumptions:
Discount rate	3.80%	3.14%
Health Care and Other Plans, Defined Benefit [Member]
Weighted-average assumptions:
Discount rate	4.28%	3.37%
Rate of compensation increase	3.75%	3.75%